Accounts Receivable - Summary of Accounts Receivable (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable	$ 3,934	$ 5,780	$ 1,758
Trade
Accounts receivable		1,704	1,381
Other
Accounts receivable		$ 4,076	$ 377